THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                          YIELD TO
    AMOUNT                                                MATURITY  MATURITY/
(IN THOUSANDS)            SECURITY DESCRIPTION              DATE       RATE        VALUE
--------------  ----------------------------------------  --------  ----------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (33.3%)
$       19,000  Federal Farm Credit Bank
                                                          11/21/96    5.180%    $ 18,945,322
        30,000  Federal Home Loan Bank
                                                          11/12/96    5.330       29,951,142
        25,000  Federal Home Loan Bank
                                                          01/06/97    5.210       24,761,208
        15,000  Federal Home Loan Bank
                                                          12/26/96    5.180       14,881,292
         8,285  Federal Home Loan Bank
                                                          11/13/96    5.300        8,270,750
         1,565  Federal Home Loan Bank
                                                          01/09/97    5.300        1,549,372
                                                                                ------------
                Total U.S. Government Agency Obligations (amortized cost
                  $98,359,086)
                                                                                  98,359,086
                                                                                ------------

U.S. TREASURY OBLIGATIONS (60.4%)
        32,200  United States Treasury Bills
                                                          12/05/96    4.900       32,050,986
        22,670  United States Treasury Bills
                                                          12/12/96  4.850-4.940   22,543,353
        17,697  United States Treasury Bills
                                                          01/23/97    4.985       17,493,605
        11,325  United States Treasury Bills
                                                          04/17/97    5.085       11,057,857
        50,000  United States Treasury Notes
                                                          11/15/96    7.250       50,039,263
        20,000  United States Treasury Notes
                                                          02/28/97    6.875       20,095,361
        15,000  United States Treasury Notes
                                                          03/31/97    6.625       15,067,014
         9,854  United States Treasury Notes
                                                          04/30/97    6.500        9,898,301
                                                                                ------------
                Total U.S. Treasury Obligations (amortized cost $178,245,740)
                                                                                 178,245,740
                                                                                ------------
REPURCHASE AGREEMENT (5.6%)
        16,371  Goldman Sachs Repurchase Agreement,
                  dated 10/31/96, proceeds $16,373,519,
                  (collateralized by $15,927,000 U.S.
                  Treasury Notes 6.750%, due 05/31/99
                  valued at $16,698,619) (cost
                  $16,371,000)
                                                          11/01/96    5.540       16,371,000
                                                                                ------------
                TOTAL INVESTMENTS (COST $292,975,826) (99.3%)
                                                                                 292,975,826
                OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)
                                                                                   1,959,506
                                                                                ------------
                NET ASSETS (100.0%)                                             $294,935,332
                                                                                ------------
                                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value  $  292,975,826
Cash                                                708
Interest Receivable                           2,001,741
Receivable for Expense Reimbursement             33,866
Deferred Organization Expenses                    6,526
Prepaid Trustees' Fees                            1,002
Prepaid Expenses and Other Assets                 1,349
                                         --------------
    Total Assets                            295,021,018
                                         --------------

LIABILITIES
Advisory Fee Payable                             50,873
Administrative Services Fee Payable               8,066
Custody Fee Payable                               5,979
Administration Fee Payable                          626
Fund Services Fee Payable                           140
Accrued Expenses                                 20,002
                                         --------------
    Total Liabilities                            85,686
                                         --------------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $  294,935,332
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                           $   17,235,172

EXPENSES
Advisory Fee                             $      653,326
Administrative Services Fee                      73,206
Custodian Fees and Expenses                      65,695
Professional Fees and Expenses                   34,437
Administration Fee                               30,286
Fund Services Fee                                16,144
Trustees' Fees and Expenses                       6,510
Amortization of Organization Expenses             5,538
Miscellaneous                                     6,527
                                         --------------
    Total Expenses                              891,669
Less: Reimbursement of Expenses                (238,343)
                                         --------------

NET EXPENSES                                                     653,326
                                                          --------------
NET INVESTMENT INCOME                                         16,581,846

NET REALIZED GAIN ON INVESTMENTS                                 169,188
                                                          --------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   16,751,034
                                                          --------------
                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          FOR THE FISCAL     FOR THE FISCAL
                                            YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 1996   OCTOBER 31, 1995
                                         ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $     16,581,846   $     13,677,298
Net Realized Gain on Investments                  169,188            103,233
                                         ----------------   ----------------
    Net Increase in Net Assets
    Resulting from Operations                  16,751,034         13,780,531
                                         ----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                               1,895,749,425      1,512,814,744
Withdrawals                                (1,935,444,581)    (1,408,013,342)
                                         ----------------   ----------------
    Net Increase (Decrease) from
    Investors' Transactions                   (39,695,156)       104,801,402
                                         ----------------   ----------------
    Total Increase (Decrease) in Net
    Assets                                    (22,944,122)       118,581,933

NET ASSETS
Beginning of Fiscal Year                      317,879,454        199,297,521
                                         ----------------   ----------------
End of Fiscal Year                       $    294,935,332   $    317,879,454
                                         ----------------   ----------------
                                         ----------------   ----------------

--------------------------------------------------------------------------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                         FOR THE FISCAL YEAR ENDED OCTOBER 31,      JANUARY 4, 1993
                                                                                   (COMMENCEMENT OF
                                         --------------------------------------     OPERATIONS) TO
                                            1996          1995          1994       OCTOBER 31, 1993
                                           -----         -----         -----       -----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                     0.20%         0.20%         0.22%            0.26%(a)
  Net Investment Income                        5.08%         5.55%         3.65%            2.75%(a)
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement               0.07%         0.06%         0.05%            0.07%(a)

------------------------
(a)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

    d)The Portfolio incurred organization expenses in the amount of $27,491. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Investment Advisory Agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended October 31, 1996, this fee amounted to $653,326.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from November 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $3,132.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $25,491. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ( FDI ), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $1,663.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and amortization of organization

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      expenses at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $48,657.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $24,549.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through February 28, 1997. For the fiscal year ended October 31, 1996, Morgan has agreed to reimburse the Portfolio $238,343 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $16,144 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,100.

Report of Independent Accountants

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the three years in the period then ended and for the period January 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 18, 1996

26